LOANS AND ADVANCES TO CUSTOMERS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Gross investments in finance lease receivables:
Up to one year	R$ 2,247,876	R$ 1,681,751
From one to five years	3,791,737	2,581,232
Over five years	196,239	131,390
Impairment loss on finance lease receivables	(54,241)	(46,144)
Net investment	6,181,611	4,348,229
Net investments in finance lease:
Up to one year	2,227,115	1,663,550
From one to five years	3,760,889	2,556,255
Over five years	193,607	128,424
Total	R$ 6,181,611	R$ 4,348,229